Non-Current Receivable - Real Estate Disposition - Additional Information (Detail) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)
Scheduleof Accounts Notes Loans Payable [Line Items]
Net gain from disposal of discontinued operation		$ 3,890
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Scheduleof Accounts Notes Loans Payable [Line Items]
Percentage of ownership interest transferred to third party	100.00%
Disposal group of discontinued operation total consideration	¥ 1,000				$ 144,000
Net gain from disposal of discontinued operation		$ 3,890
Real Estate
Scheduleof Accounts Notes Loans Payable [Line Items]
Receivable for disposal of subsidiaries			¥ 200	$ 30,739